Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD FENWAY FUNDS
Entity Central Index Key	0000826473
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jan. 31, 2025
Supplement to Prospectus [Text Block]	Vanguard PRIMECAP Core FundSupplement Dated November 24, 2025, to the Prospectus and Summary Prospectus Dated January 31, 2025Important Changes to Vanguard PRIMECAP Core Fund (the “Fund“)Effective immediately, a majority of independent trustees of Vanguard Fenway Funds (the “Trustees”) approved changing the performance benchmark of the Fund from the MSCI US Prime Market 750 Index to the S&P 500 Index. The Trustees believe that the S&P 500 Index better aligns with the Fund’s investment strategy.The Trustees also approved changing the advisory fee structure for the Fund’s investment advisor, PRIMECAP Management Company (the “Advisor”). The Fund will pay the Advisor a base fee that will be adjusted up or down to reflect the Fund’s investment performance relative to the total return of the S&P 500 Index. The Trustees believe that the use of performance adjustments or penalties in advisory fee structures better align the interests of an advisor with a fund and its shareholders.Also effective immediately, the Fund’s expense ratio is lowered from 0.43% to 0.37%. However, expense ratios for actively managed funds are subject to change based on advisor performance adjustments.The Fund’s investment objective, strategies, and policies remain unchanged.Prospectus and Summary Prospectus Text ChangesIn the More on the Fund section under the “Investment Advisor” heading, the paragraph “The Fund pays the advisor a fee, which is paid quarterly and is a percentage of average daily net assets under management during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up.” is hereby deleted and replaced in its entirety with the following:The Fund pays the advisor a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets under management during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of the Fund relative to that of the S&P 500 Index over the preceding 36-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.In the Glossary section, the reference to the MSCI US Prime Market 750 Index is hereby deleted and replaced in its entirety with the following:Standard & Poor’s 500 Index. An index that is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 1220B 112025